Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]
Balance at Jan. 31, 2016		$ 252,471	$ 446,747	$ (34,880)	$ (262,303)
Stock options and share units exercised		771
Acquisitions (Note 3)
Balance at Jan. 31, 2017	$ 430,595	253,242	448,597	(32,779)	(238,465)
Stock-based compensation expense (Note 16)			2,022
Stock options and share units exercised			(205)
Stock option income tax benefits			33
Other comprehensive income (loss), net of income taxes				2,101
Net income	23,838				23,838
Cumulative adjustment upon modified retrospective accounting policy adoption (Note 2)
Stock options and share units exercised		1,294
Acquisitions (Note 3)		20,000
Balance at Jan. 31, 2018	498,812	274,536	451,151	(15,252)	(211,623)
Stock-based compensation expense (Note 16)			2,807
Stock options and share units exercised			(290)
Stock option income tax benefits
Other comprehensive income (loss), net of income taxes				17,527
Net income	26,879				26,879
Cumulative adjustment upon modified retrospective accounting policy adoption (Note 2)			37		(37)
Stock options and share units exercised		681
Acquisitions (Note 3)		1,536
Balance at Jan. 31, 2019	533,507	$ 276,753	454,722	(25,201)	(172,767)
Stock-based compensation expense (Note 16)			3,710
Stock options and share units exercised			(139)
Stock option income tax benefits
Other comprehensive income (loss), net of income taxes				$ (9,949)
Net income	$ 31,277				31,277
Cumulative adjustment upon modified retrospective accounting policy adoption (Note 2)					$ 7,579